Quarterly Financial Data	12 Months Ended
Nov. 30, 2012
Quarterly Financial Data
Note 11.	Quarterly Financial Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(1)
	(In millions, except per share amounts)
2012
Net sales	$201.9	$249.9	$244.9	$298.2
Cost of sales (exclusive of items shown separately on Statement of Operations)	173.9	220.3	214.1	261.3
Income (loss) from continuing operations before income taxes	4.7	4.6	(0.5)	4.4
Income (loss) from continuing operations	2.4	1.3	(8.7)	(0.7)
Income (loss) from discontinued operations, net of income taxes	—	0.4	(0.8)	3.5
Net income (loss)	2.4	1.7	(9.5)	2.8
Basic and diluted income (loss) per share from continuing operations	0.04	0.02	(0.15)	(0.01)
Basic and diluted income (loss) per share from discontinued operations, net of income taxes	—	0.01	(0.01)	0.06
Basic and diluted net income (loss) per share	0.04	0.03	(0.16)	0.05

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(2)
	(In millions, except per share amounts)
2011
Net sales	$209.8	$229.9	$226.2	$252.2
Cost of sales (exclusive of items shown separately on Statement of Operations)	180.6	203.0	197.5	218.2
Income from continuing operations before income taxes	4.5	1.0	1.6	1.9
Income (loss) from continuing operations	1.9	0.5	1.3	(0.8)
(Loss) income from discontinued operations, net of income taxes	(0.7)	(0.5)	(0.1)	1.3
Net income	1.2	—	1.2	0.5
Basic and diluted income (loss) per share from continuing operations	0.03	0.01	0.02	(0.01)
Basic and diluted (loss) income per share from discontinued operations, net of income taxes	(0.01)	(0.01)	—	0.02
Basic and diluted net income per share	0.02	—	0.02	0.01

(1)	During the fourth quarter of fiscal 2012, the Company recorded out of period adjustments to cost of sales, interest expense, and the income tax provision and related balance sheet accounts. The out of period adjustments relate to the treatment of intercompany interest within the state tax provisions and the accounting for a lease modification. During the fourth quarter of fiscal 2012, the Company recorded an adjustment to correct the identified errors resulting in the Company under reporting income by $0.4 million.
(2)	During the fourth quarter of fiscal 2011, the Company recorded out of period adjustments to the income tax provision and related balance sheet accounts. The out of period adjustments primarily relate to the Company incorrectly calculating the tax benefit on a tax refund associated with an election made on the Company’s 2003 income tax return and the Company not recording a reserve for uncertain tax positions during the appropriate period. During the fourth quarter of fiscal 2011, the Company recorded an adjustment to correct the identified errors resulting in the Company under reporting income by approximately $1.0 million (see Note 1(a)).